Keyuan Petrochemicals Inc Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
	As of December 31, 2011	As of December 31, 2010

Cash	$5,089	$392,741
Other current assets	392,770	570
Investment in subsidiaries	41,774,338	41,774,338
Total assets	42,172,197	42,167,649

Accounts payable	672,310	23,527
Accrued expenses and other payables	2,671,474	74,656
Inter-company liabilities	8,930,146	1,760,000
Dividends payable	2,381,760	234,393
Series B convertible preferred stock	16,451,553	16,701,565
Total stockholders’ equity	11,064,954	23,373,508
Total liabilities and stockholders’ equity	$42,172,197	$42,167,649

Condensed Statements of Operations

	Year ended	Year ended
	December 31,	December 31,
	2011	2010
General and administrative expenses	$9,757,782	$2,108,043
Interest expens	4,041	810
Loss before income taxes	9,761,823	108,853
Income tax expense	-	-
Net loss	$9,761,823	$2,108,853

Condensed Statements of Cash Flows
	Year ended December 31, 2011	Year ended December 31, 2010
Cash flows from operating activities
Net loss	$(9,761,823)	$(2,108,853)
Adjustments to reconcile net loss to net cash used inoperating activities:
Share-based compensation	-	1,515,907
Stock option expense	2,063,394	-
Liquidated damages	2,493,326	-
Decrease in other assets	(392,200)	(570)
Decrease in trade payables	-	-
Increase in accounts payable, accrued expenses and other payables	617,821	42,158

Net cash used in operating activities	(4,979,482)	(551,358)

Cash flows from investing activities
Investment in subsidiaries	-	(41,774,338)

Net cash used in investing activities	-	(41,774,338)

Cash flows from financing activities
Advance from inter-group company	7,170,146	1,760,000
Dividend paid to stockholders	(2,585,647)	(902,886)
Repurchase of common stock	-	(400,000)
Additional paid in capital	7,332	-
Proceeds from Series A Private Placement, net	-	23,312,091
Proceeds from Series B Private Placement, net	-	18,949,232

Net cash provided by financing activities	4,591,831	42,718,437

Net decrease in cash	(387,651)	392,741

Cash at beginning of year	392,741	-
Cash at end of year	$5,090	$392,741